Paradigm Value Fund
	Schedule of Investments
	March 31 ,2026 (Unaudited)
Shares		Fair Value	% of Net Assets

COMMON STOCKS

Computer Communications Equipment
109,600	A10 Networks, Inc.	$ 2,533,952
40,000	Extreme Networks, Inc. *	603,200
		3,137,152	6.90%

Computer Peripheral Equipment, NEC
160,000	Xerox Holdings Corporation	206,400	0.45%

Dental Equipment & Supplies
140,000	DENTSLPY Sirona, Inc.	1,624,000	3.57%

Electrical Work
4,500	EMCOR Group Inc.	3,322,395	7.31%

In Vitro & In Vivo Diagnostic Substances
40,000	QuidelOrtho Corporation *	657,200	1.45%

Industrial Organic Chemicals
17,500	Sensient Technologies Corporation	1,512,700	3.33%

Laboratory Analytical Instruments
12,500	Revvity, Inc.	1,095,125	2.41%

Measuring & Controlling Devices, NEC
4,000	Onto Innovation Inc. *	820,280	1.81%

National Commercial Banks
32,000	First Merchants Corporation	1,239,360
9,000	National Bank Holdings Corporation - Class A	352,440
		1,591,800	3.50%

Printed Circuit Boards
4,000	Jabil, Inc.	1,062,520	2.34%

Retail - Catalog & Mail-Order Houses
16,000	Insight Enterprises, Inc. *	1,072,160	2.36%

Retail - Family Clothing Stores
67,600	American Eagle Outfitters, Inc.	1,128,920	2.48%

Semiconductors & Related Devices
44,600	Kulicke & Soffa Industries Inc. (Singapore)	2,931,112
11,700	Qorvo, Inc. *	905,580
		3,836,692	8.44%

Services - Business Services, NEC
5,900	Concentrix Corporation	161,424	0.36%

Services - Health Services
20,000	The Pennant Group, Inc. *	609,600	1.34%

Services - Help Supply Services
35,200	Kforce Inc.	1,029,248	2.26%

Services - Home Health Care Services
17,800	Addus HomeCare Corporation *	1,666,970	3.67%

Services - Medical Laboratories
27,700	RadNet, Inc. *	1,548,153	3.41%

Services - Prepackaged Software
40,000	Cerence, Inc. *	252,400
6,666	Consensus Cloud Solutions, Inc. *	158,251
		410,651	0.90%

Services - Services, NEC
30,000	Enviri Corporation *	588,600	1.30%

Services - Skilled Nursing Care Facilities
6,000	The Ensign Group, Inc.	1,209,000	2.66%

Special Industry Machinery (No Metalworking Machinery)
3,200	Kadant Inc.	935,520	2.06%

Special Industry Machinery, NEC
26,800	Azenta, Inc. *	566,284
30,000	Veeco Instruments Inc. *	1,015,800
		1,582,084	3.48%

State Commercial Banks
6,000	Banner Corporation	364,080
22,000	Renasant Corporation	794,860
		1,158,940	2.55%

Surgical & Medical Instruments & Apparatus
100,000	Integra LifeSciences Holdings Corporation *	942,000
80,000	Orthofix Medical Inc. *	917,600
30,000	Tactile Systems Technology Inc. *	783,900
		2,643,500	5.83%

Telegraph & Other Message Communications
7,200	Ziff Davis, Inc. *	302,112	0.66%

Telephone & Telegraph Apparatus
20,000	ADTRAN Holdings, Inc. *	251,600
3,000	Fabrinet (Thailand) *	1,564,560
		1,816,160	4.00%

Transportation Services
5,800	GATX Corp.	990,292	2.18%

Water, Sewer, Pipeline, Comm & Power Line Construction
5,000	Primoris Services Corporation	715,200	1.57%

Wholesale - Computers & Peripheral Equipment & Software
10,832	TD SYNNEX Corporation	1,827,467	4.02%

Women's, Misses' and Juniors Outerwear
20,000	J.Jill, Inc.	229,200	0.50%

Wood Household Furniture, (No Upholstered)
80,000	MasterBrand, Inc. *	664,800	1.46%

Total for Common Stocks (Cost $18,821,548)		41,156,265	90.56%

REAL ESTATE INVESTMENT TRUSTS
10,450	Mid-America Apartment Communities Inc.	1,276,154	2.81%
Total for Real Estate Investment Trusts (Cost $292,493)

WARRANTS
80,000	Xerox Holdings Corp. Warrant $8 Strike Expires 02/14/2028	7,240	0.02%
Total for Warrants (Cost $0)

MONEY MARKET FUNDS
1,985,720	Goldman Sachs Financial Square Government Fund	1,985,720	4.37%
	Institutional Class - 3.53% **
Total for Money Market Funds (Cost $1,985,720)

Total Investment Securities		44,425,378	97.76%
	(Cost $21,099,761)

Other Assets in Excess of Liabilities		1,018,269	2.24%

Net Assets		$ 45,443,647	100.00%

* Non-Income Producing Securities.
** The rate shown represents the 7-day yield at March 31 ,2026.